Accrued Expenses and Accrued Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	May 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued bonus expense related to bonuses earned	$ 5,884
Fair value of the common stock (in dollars per share)			$ 17.50
Grant date fair value per stock option	$ 10.88
Expected volatility	50.00%
Expected term	6 years 3 months	6 years 3 months
Payroll withholding taxes payable related to the exercise of nonqualified stock options	$ 4,905
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	78.40%
Expected term	5 years
Risk free interest rate	0.30%